Significant Concentrations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Concentration Risk [Line Items]
Revenue	$ 167,931	$ 267,381	$ 411,757
Cost of revenue	132,643	201,140	311,272
Accounts receivable, after allowance for credit loss, current	24,849	30,506
Cost of Goods and Service Benchmark | Supplier Concentration Risk | Top Two Suppliers
Concentration Risk [Line Items]
Cost of revenue	$ 74,285	$ 116,255	$ 178,385
Concentration risk, percentage	56.00%	58.00%	57.00%
Concentration Risk, Supplier	two	two	two
Customer One | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Revenue	$ 32,732	$ 43,163	$ 84,262
Concentration risk, percentage	19.00%	16.00%	20.00%
Concentration Risk, Customer	one	one	one
Customer Two | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Revenue		$ 29,839	$ 45,576
Concentration risk, percentage		11.00%	11.00%
Top Two Customers | Accounts Receivable Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Accounts receivable, after allowance for credit loss, current	$ 8,070	$ 4,915
Concentration risk, percentage	32.00%	16.00%
Concentration Risk, Customer	two	two